Note 13 - Income Taxes - The Provision (Benefit) for Federal Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current payable	$ 3,544	$ 4,466
Deferred income tax	(324)	(401)
Total provision	$ 3,220	$ 4,065